Business combination - Additional Information (Details) $ in Millions, $ in Millions		12 Months Ended
	Dec. 28, 2024	Dec. 31, 2024 COP ($)	Dec. 29, 2024 USD ($)
Basis for presentation
Percentage of ownership interest acquired		45.00%
Percentage of pre-existing ownership	55.00%
Block CPO09
Basis for presentation
Percentage of ownership interest acquired		45.00%	45.00%
Percentage of ownership interest including subsequent percentage			100.00%
Consideration transferred		$ 1,989,695	$ 452
Gain from acquisition		975,169
Gain from difference between fair value and acquisition price		309,233
Gain from revaluation of existing interest		665,936
Acquisition-related costs		$ 265